Employee Benefits	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Employee Benefits
13.
Employee Benefits

The Controlling Company and certain subsidiaries’ defined benefit plans provide a lump-sum payment to an employee based on final salary rates and length of service at the time the employee leaves the Controlling Company or certain subsidiaries.

The defined benefit plans expose the Group to actuarial risks, such as the risk associated with expected periods of service, interest rate risk, market (investment) risk, and others.

(a)
Net defined benefit liabilities (defined benefit assets) recognized as of December 31, 2022 and 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Present value of partially funded defined benefit obligations	₩	1,602,697	1,491,146
Fair value of plan assets		(2,048,687)	(1,897,025)
	₩	(445,990)	(405,879)
Defined benefit liabilities, net	₩	1,531	1,559
Defined benefit assets, net	₩	447,521	407,438

(b)
Changes in the present value of the defined benefit obligations for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)	2022		2023
Defined benefit obligations at January 1	₩	1,684,096	1,602,697
Current service cost		173,534	173,879
Interest cost		59,104	83,793
Remeasurements (before tax)		(195,908)	(65,505)
Benefit payments		(116,472)	(287,100)
Net transfers from (to) related parties		(1,363)	(16,551)
Others		(294)	(67)
Defined benefit obligations at December 31	₩	1,602,697	1,491,146

Weighted average remaining maturity of defined benefit obligations as of December 31, 2022 and 2023 are 12.95 years and 12.20 years, respectively.

(c)
Changes in fair value of plan assets for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)	2022		2023
Fair value of plan assets at January 1	₩	1,750,783	2,048,687
Expected return on plan assets		64,378	107,735
Remeasurements (before tax)		(30,044)	(870)
Contributions by employer directly to plan assets		371,398	2,219
Benefit payments		(107,828)	(260,528)
Net transfers from (to) related parties		—	(218)
Fair value of plan assets at December 31	₩	2,048,687	1,897,025

The estimated contributions payable in the following financial year is ~~W~~180,902 million.

13.
Employee Benefits, Continued
(d)
Plan assets as of December 31, 2022 and 2023 are as follows:

(In millions of won)	December 31, 2022		December 31, 2023
Guaranteed deposits in banks	₩	2,048,687	1,897,025

As of December 31, 2023, the Group maintains the plan assets primarily with Mirae Asset Securities Co., Ltd., KB Insurance Co., Ltd. and others.

(e)
Expenses related to defined benefit plans recognized in profit or loss for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)	2021		2022	2023
Current service cost	₩	150,136	173,534	173,879
Net interest cost		(5,895)	(5,274)	(23,942)
	₩	144,241	168,260	149,937

Expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

(In millions of won)	2021		2022	2023
Cost of sales	₩	110,750	128,706	114,226
Selling expenses		6,631	8,017	7,138
Administrative expenses		16,496	18,780	16,865
Research and development expenses		10,364	12,757	11,708
	₩	144,241	168,260	149,937

(f)
Remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)	2021		2022	2023
Balance at January 1	₩	38,154	(125,293)	(2,900)
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		(124,974)	(83,376)	66,461
Demographic assumptions		(7,206)	(8,020)	(85)
Financial assumptions		(73,138)	287,304	(871)
Return on plan assets		(15,483)	(30,044)	(870)
Group’s share of associates regarding remeasurements		(84)	32	170
	₩	(220,885)	165,896	64,805
Income tax	₩	57,438	(43,503)	(14,818)
Balance at December 31	₩	(125,293)	(2,900)	47,087

13.
Employee Benefits, Continued
(g)
Principal actuarial assumptions as of December 31, 2022 and 2023 (expressed as weighted averages) are as follows:

	December 31, 2022	December 31, 2023
Expected rate of salary increase	4.7%	4.0%
Discount rate for defined benefit obligations	5.4%	4.6%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current mortality underlying the values of the liabilities in the defined benefit plans are as follows:

		December 31, 2022	December 31, 2023
Teens	Males	0.00%	0.00%
	Females	0.00%	0.00%
Twenties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Thirties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Forties	Males	0.02%	0.02%
	Females	0.01%	0.01%
Fifties	Males	0.04%	0.04%
	Females	0.02%	0.02%

(h)
Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2023:

(In millions of won)	Defined benefit obligations
	1% increase		1% decrease
Discount rate for defined benefit obligations	₩	(157,102)	184,374
Expected rate of salary increase		192,107	(165,703)